UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ];   Amendment Number:
This Amendment (Check only one.)[  ]  is a restatement.
                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Alerus Financial, N.A.
Address:          PO Box 6001
                  401 Demers Ave
                  Grand Forks, ND  58206-6001

13F File Number:  28-03439

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Carpenter
Title:     Director Trust & Investments
Phone:     701-795-3211
Signature, Place, and Date of Signing:
      Douglas C. Carpenter    Grand Forks, North Dakota    November 8, 2012


Report Type  (Check only one.):

[  ]  13F Holdings Report.

[  ]  13F Notice.

[X ]  13F Combination Report.


List of Other Managers Reporting for this Manager:
        28-06758  Arbor Capital Management LLC
        28-10174  Leuthold Weeden Capital Management LLC
        28-14784  Alerus Investment Advisors Corp

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers 0

Form 13F Information Table Entry 17

Form 13F Information Table Value $169,361


List of Other Included Managers:

No.            13F File Number  Name


                                                                      FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALLDSCRETN-MANAGERS-   SOLE   SHARED     NONE

  ISHARES TRUST                  DJ SEL DIV INX   464287168    13053   226307 SH      SOLE              226,307
  ISHARES TRUST                  BARCLYS TIPS BD  464287176     5262    43212 SH      SOLE               43,212
  ISHARES TRUST                  S & P 500 INDEX  464287200    25968   179832 SH      SOLE              179,832
  ISHARES TRUST                  BARCLY USAGG B   464287226    10726    95382 SH      SOLE               95,382
  ISHARES TRUST                  MSCI EMERG MKT   464287234     6190   149783 SH      SOLE              149,783
  ISHARES TRUST                  IBOXX INV CPBD   464287242    11831    97160 SH      SOLE               97,160
  ISHARES TRUST                  MSCI EAFE INDEX  464287465    12563   237037 SH      SOLE              237,037
  ISHARES TRUST                  S & P MIDCAP 400 464287507     5819    58968 SH      SOLE               58,968
  ISHARES TRUST                  RUSSELL 2000     464287655    12662   151750 SH      SOLE              151,750
  ISHARES TRUST                  DEV SM CP EX-N   464288497     2181    63564 SH      SOLE               63,564
  ISHARES TRUST                  HIGH YLD CORP    464288513     4684    50750 SH      SOLE               50,750
  SPDR INDEX SHS FDS             S & P INTL SMCP  78463X871     2171    79423 SH      SOLE               79,423
  VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12585   382759 SH      SOLE              382,759
  VANGUARD INDEX FUNDS           S & P 500 ETF SHS922908413    19952   302676 SH      SOLE              302,676
  VANGUARD INDEX FUNDS           REIT ETF         922908553     5216    80278 SH      SOLE               80,278
  VANGUARD INDEX FUNDS           MCAP ETF         922908629     5831    71845 SH      SOLE               71,845
  VANGUARD INDEX FUNDS           SMALL CP ETF     922908751    12667   158061 SH      SOLE              158,061